Drilling units (Tables)	9 Months Ended
Sep. 30, 2013
Drilling units [Abstract]
Drilling units

(In US$ millions)	September 30, 2013	December 31, 2012

Cost	$2,458.3	$2,297.0
Accumulated depreciation	(261.6)	(194.0)
Net book value	$2,196.7	$2,103.0